Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Defined Benefit Plans [Abstract]
Summary of employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Employee severance pay	5,895	5,791
Jubilee benefits	253	239
Other post-employment plans	699	582
Long term incentive plan	3,653	1,780
Cash settled awards	—	21,333
Stock grant plan	1,353	—
Total employee benefits	11,853	29,725

Summary of group's liabilities for employee benefits

The Group’s liabilities for employee benefits are as follows:

(EUR thousand)	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
At January 1, 2020	5,801	220	468	25	6,514
Interest cost	44	2	32	1	79
Current service cost	325	26	70	7	428
Benefits paid	(412)	(16)	—	(7)	(435)
Actuarial Gains and Losses	33	7	108	4	152
Exchange rate differences	—	—	(126)	—	(126)
At December 31, 2020	5,791	239	552	30	6,612

Recognized in the consolidated income statement	369	36	103	8	516
Recognized in the other comprehensive income	33	—	108	4	145

At January 1, 2021	5,791	239	552	30	6,612
Interest cost	18	2	29	1	50
Current service cost	402	27	95	7	531
Benefits paid	(476)	(13)	(32)	(13)	(534)
Actuarial Gains and Losses	160	(2)	(23)	15	150
Exchange rate differences	—	—	38	—	38
At December 31, 2021	5,895	253	659	40	6,847

Recognized in the consolidated income statement	419	28	123	8	579
Recognized in the other comprehensive income	160	—	(23)	15	151

Summary of assumptions used for determining defined benefit obligations and quantitative impact

The principal assumptions used for determining the obligations under the plan described are as follows:

As at December 31, 2021

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.98%	1.17%	9.75%	0.98%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	1.75%	—	3.50%	—

As at December 31, 2020

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.34%	1.00%	8.25%	4.50%
Future salary increases %	0.50%	—	4.50%	6.00%
Inflation rate %	0.80%	—	3.50%	—

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2021 and December 31, 2020 is reported as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Turnover rate +1,00%	(58)	(57)
Turnover rate -1,00%	67	65
Inflation rate +0,25%	101	100
Inflation rate -0,25%	(98)	(97)
Annual discount rate +0,25%	(138)	(137)
Annual discount rate -0,25%	144	143

Summary of components of liabilities for long-term incentive plan, cash settled awards and stock grant plan

The Group’s liability for the Long-term Incentive plan is as follows:

(EUR thousand)	Long Term Incentive Plan 2020-2023	Total
At January 1, 2020	—	—
Current service cost	1,780	1,780
At December 31, 2020	1,780	1,780
Interest cost	(7)	(7)
Current service cost	1,874	1,874
Actuarial Gains and Losses *	6	6
At December 31, 2021	3,653	3,653

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The following table summarize the components of the cash settled awards obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

(EUR thousand)	Incentive plan 2012-2021	Incentive plan 2018-2022	Total
At January 1, 2020	13,456	5,437	18,893
Interest cost	(15)	(6)	(21)
Current service cost	—	2,715	2,715
Actuarial Gains and Losses *	(103)	(151)	(254)
At December 31, 2020	13,338	7,995	21,333
Interest cost	(9)	(5)	(14)
Benefits paid	(7,919)	—	(7,919)
Actuarial Gains and Losses *	(3,299)	(7,533)	(10,832)
Transferred to SGP 2021-2027	(400)	—	(400)
Stocks granted	(1,711)	(457)	(2,168)
At December 31, 2021	—	—	—

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The following table summarize the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

(EUR thousand)	Stock grant plan 2021-2027	Total
At January 1, 2021	—	—
Transfer from SOP 2012-2021	400	400
Interest cost	6	6
Current service cost	947	947
At December 31, 2021	1,353	1,353